02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-09 | Medical Technology and Devices Portfolio
Fund Summary Fund: Medical Technology and Devices Portfolio (formerly Medical Equipment and Systems Portfolio)
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Medical Technology and Devices Portfolio}	02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-09 Medical Technology and Devices Portfolio USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Medical Technology and Devices Portfolio}	02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-09 Medical Technology and Devices Portfolio Medical Technology and Devices Portfolio-Default
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.76%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Medical Technology and Devices Portfolio}	02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-09 Medical Technology and Devices Portfolio Medical Technology and Devices Portfolio-Default USD ($)
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Technology and Devices Industry Concentration. The medical technology and devices industry can be significantly affected by patent considerations, competition, technology, government regulation, and government reimbursement for medical expenses.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to January 1, 2018, the fund was named Medical Equipment and Systems Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.80%	June 30, 2016
Lowest Quarter Return	-25.55%	December 31, 2008
Year-to-Date Return	5.42%	March 31, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Medical Technology and Devices Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-09 - Medical Technology and Devices Portfolio	Past 1 year	Past 5 years	Past 10 years
Medical Technology and Devices Portfolio-Default | Return Before Taxes	26.57%	21.41%	12.93%
Medical Technology and Devices Portfolio-Default | After Taxes on Distributions	24.81%	18.21%	11.20%
Medical Technology and Devices Portfolio-Default | After Taxes on Distributions and Sales	16.52%	16.53%	10.27%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index(reflects no deduction for fees, expenses, or taxes)	31.74%	19.40%	10.51%